Discontinued Operations and Other Divestitures (Summary of Assets and Liabilities Held for Sale) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Trade accounts receivable, net	$ 192.5	$ 212.4
Inventories, net	196.1	187.8
Other current assets	22.2	24.5
Plants, equipment and facilities, net	432.7	389.8
Acquisition intangibles, net	252.9	291.2
Goodwill, net	323.1	361.2
Other assets	53.1	51.9
Assets	1,472.6	1,518.8
Accounts payable	164.5	162.7
Accrued liabilities	100.8	88.1
Pension and other postretirement benefits	88.0	60.4
Deferred income taxes	51.8	37.1
Other liabilities	59.1	62.8
Liabilities	464.2	411.1
Net assets held for sale	$ 1,008.4	$ 1,107.7